Share-based payment arrangements - Long term incentive plan 2015 (Equity-settled) (Details) $ in Thousands					12 Months Ended
	Apr. 01, 2021	Apr. 01, 2020	Apr. 01, 2019	Feb. 12, 2015 shares € / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						5 years
Expense from share-based payment transactions with employees | $					$ 2,411	$ 761	$ 140
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years	3 years
Long term incentive plan 2015 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				60.00%
Equity instruments granted (in shares)				65,433
Long term incentive plan 2015 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage								40.00%
Vesting period				13 years				3 years
Equity instruments granted (in shares)				236,590
Exercise price, share options granted (in euro per share) | € / shares				€ 10.0475
Expense from share-based payment transactions with employees | $					$ 1,800	$ 0	$ 0
Long term incentive plan 2015 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage								60.00%
Equity instruments granted (in shares)				65,433